Invesco Small Cap Growth Portfolio Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000 Index (reflects no deduction for mutual fund fees or expenses)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.29%
Russell 2000 Growth Index (reflects no deduction for mutual fund fees or expenses)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	13.01%	3.18%	9.57%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	6.17%	(0.66%)	9.27%
Class B
Prospectus [Line Items]
Average Annual Return, Percent	5.83%	(0.91%)	9.00%
Class E
Prospectus [Line Items]
Average Annual Return, Percent	5.93%	(0.81%)	9.11%